Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
GraniteShares HIPS US High Income ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares HIPS U.S. High Income ETF
Class Name	GraniteShares HIPS U.S. High Income ETF
Trading Symbol	HIPS
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.70%
Cost of a $10,000 Investment	$71.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 5.26% and an expense ratio of 0.70%.

Expenses Paid, Amount	$ 71.79
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 5.82% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	5 Year	10 Year	Since Inception (1/6/2015)
GraniteShares HIPS US High Income ETF - NAV	5.82%	10.07%	4.01%	5.49%	4.21%
S&P 500® Total Return Index	22.32%	20.61%	13.41%	15.51%	14.16%
EQM High Income Pass-Through Securities Index/TFMS HIPS	6.31%	10.81%	4.70%	6.26%	4.93%

Performance Inception Date	Jan. 06, 2015
Net Assets	$ 109,902,109
Holdings Count | Integer	41
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$109,902,109
Total Number of Holdings	41
Portfolio Turnover Rate	52%
Inception Date	1/6/2015

Holdings [Text Block]

What does the Fund invest in?

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income PassThrough Securities Index.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	30.88%
Two Harbors Investment Corp.	2.08%
Plains All American Pipeline LP	2.06%
Kimbell Royalty Partners LP	2.03%
Dorchester Minerals LP	2.02%
Delek Logistics Partners LP	2.01%
BlackRock Enhanced Large Cap Core Fund, Inc.	2.00%
Western Midstream Partners LP	1.95%
CVR Partners LP	1.92%
Capital Southwest Corp.	1.91%

Sector Breakdown

Sector	% of Total Investments
Financial	32.67%
Government	30.88%
Energy	17.48%
Closed End Funds	17.05%
Basic Materials	1.92%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Class Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Trading Symbol	COMB
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.25%
Cost of a $10,000 Investment	$28.07

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 24.61% and an expense ratio of 0.25%.

Expenses Paid, Amount	$ 28.07
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 25.06% return. Over the same period the Benchmark had a return of 25.46%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	5 Year	Since Inception (5/19/2017)
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF - NAV	25.06%	11.26%	8.85%	6.50%
Bloomberg Commodity Total Return Index	25.46%	11.69%	9.37%	6.92%

Performance Inception Date	May 19, 2017
Net Assets	$ 121,498,610
Holdings Count | Integer	40
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$121,498,610
Total Number of Holdings	40
Portfolio Turnover Rate	0%
Inception Date	5/19/2017

Holdings [Text Block]

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	41.00%
Gold 100 Oz Future	6.38%
Brent Crude	4.79%
WTI CRUDE FUTURE Sep16	3.86%
NATURAL GAS FUTR Sep26	3.70%
Copper	3.18%
Soybean	2.68%
Corn	2.42%
Low Su Gasoil G Sep16	2.02%
LME PRI ALUM FUTR Sep26	1.86%

Sector Breakdown

Sector	% of Total Investments
Futures	50.46%
Government	41.00%
Broker Cash	8.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Nasdaq Select Disruptors ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Nasdaq Select Disruptors ETF
Class Name	GraniteShares Nasdaq Select Disruptors ETF
Trading Symbol	DRUP
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.60%
Cost of a $10,000 Investment	$60.24

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 0.76% and an expense ratio of 0.60%.

Expenses Paid, Amount	$ 60.24
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -0.39% return. Over the same period the Benchmark had a return of 0.19%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	5 Year	Since Inception (10/4/2019)
GraniteShares Nasdaq Select Disruptors ETF - NAV	-0.39%	15.66%	9.02%	14.56%
Nasdaq US Large Cap Select Disruptors Index	0.19%	15.74%	8.84%	17.39%

Performance Inception Date	Oct. 04, 2019
Net Assets	$ 46,556,053
Holdings Count | Integer	50
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$46,556,053
Total Number of Holdings	50
Portfolio Turnover Rate	47%
Inception Date	10/4/2019

Holdings [Text Block]

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Microsoft Corp.	8.65%
Alphabet, Inc.	8.27%
Meta Platforms, Inc.	6.06%
Eli Lilly & Co.	6.05%
Johnson & Johnson	4.80%
Cisco Systems, Inc.	3.89%
Palo Alto Networks, Inc.	3.38%
Arista Networks, Inc.	2.66%
Crowdstrike Holdings, Inc.	2.63%
Palantir Technologies, Inc.	2.59%

Sector Breakdown

Sector	% of Total Investments
Technology	38.46%
Consumer, Non-cyclical	29.71%
Communications	28.69%
Industrial	2.57%
Financial	0.57%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long AAPL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AAPL Daily ETF
Class Name	GraniteShares 2x Long AAPL Daily ETF
Trading Symbol	AAPB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$156.16

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 71.55% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 156.16
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 75.94% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (8/8/2022)
GraniteShares 2x Long AAPL Daily ETF - NAV	75.94%	12.68%	14.29%
S&P 500® Total Return Index	22.32%	20.61%	18.18%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 18,340,919
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$18,340,919
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	8/8/2022

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Apple Inc (NASDAQ: AAPL).

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	53.46%
AAPL EQUITY SWAP	45.74%

Sector Breakdown

Sector	% of Total Investments
Government	53.46%
Total Return Swap	45.74%
Broker Cash	0.80%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long BABA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long BABA Daily ETF
Class Name	GraniteShares 2x Long BABA Daily ETF
Trading Symbol	BABX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.06%
Cost of a $10,000 Investment	$81.99

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -44.86% and an expense ratio of 1.06%.

Expenses Paid, Amount	$ 81.99
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -44.33% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (12/12/2022)
GraniteShares 2x Long BABA Daily ETF - NAV	-44.33%	-10.66%	-15.32%
S&P 500® Total Return Index	22.32%	20.61%	21.15%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 74,518,266
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$74,518,266
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	12/12/2022

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Alibaba Group Holding Limited (NYSE: BABA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Baba Trs Cs1	30.25%
BABA EQUITY SWAP	26.70%
Recv Long Baba Trs Wf	13.23%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	70.17%
Broker Cash	29.83%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long COIN Daily ETF
Class Name	GraniteShares 2x Long COIN Daily ETF
Trading Symbol	CONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.01%
Cost of a $10,000 Investment	$55.69

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -89.90% and an expense ratio of 1.01%.

Expenses Paid, Amount	$ 55.69
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -90.77% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (8/8/2022)
GraniteShares 2x Long COIN Daily ETF - NAV	-90.77%	-25.34%	-36.48%
S&P 500® Total Return Index	22.32%	20.61%	18.18%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 549,468,295
Holdings Count | Integer	8
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$549,468,295
Total Number of Holdings	8
Portfolio Turnover Rate	0%
Inception Date	8/8/2022

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
COIN EQUITY SWAP	18.63%
COIN EQUITY SWAP 1	9.92%
COIN EQUITY SWAP 3	9.18%
Recv Long 2x Coin Gs1	9.14%
Recv Long 2x Coin Bmo1	6.64%
COIN EQUITY SWAP 2	5.41%
Recv Long 2x Coin Bmo1	1.86%
United States Treasury Bill	1.11%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	60.78%
Broker Cash	38.11%
Government	1.11%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long META Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long META Daily ETF
Class Name	GraniteShares 2x Long META Daily ETF
Trading Symbol	FBL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.02%
Cost of a $10,000 Investment	$76.37

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -50.71% and an expense ratio of 1.02%.

Expenses Paid, Amount	$ 76.37
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -53.21% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (12/12/2022)
GraniteShares 2x Long META Daily ETF - NAV	-53.21%	21.00%	69.13%
S&P 500® Total Return Index	22.32%	20.61%	21.15%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 197,621,220
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$197,621,220
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	12/12/2022

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Meta Platforms Inc. (NASDAQ: META).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
META EQUITY SWAP 1	23.81%
Recv Meta Trs:30303m102	17.44%
Recv Long 2x Meta Trs Gs	14.07%
META EQUITY SWAP	13.36%
United States Treasury Bill	3.47%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	68.67%
Broker Cash	27.86%
Government	3.47%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NVDA Daily ETF
Class Name	GraniteShares 2x Long NVDA Daily ETF
Trading Symbol	NVDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.02%
Cost of a $10,000 Investment	$119.74

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 35.30% and an expense ratio of 1.02%.

Expenses Paid, Amount	$ 119.74
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 27.28% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (12/12/2022)
GraniteShares 2x Long NVDA Daily ETF - NAV	27.28%	92.23%	144.86%
S&P 500® Total Return Index	22.32%	20.61%	21.15%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 4,051,374,858
Holdings Count | Integer	11
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$4,051,374,858
Total Number of Holdings	11
Portfolio Turnover Rate	0%
Inception Date	12/12/2022

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	59.71%
NVDA EQUITY SWAP	23.38%
NVDA EQUITY SWAP 2	6.45%
NVDA EQUITY SWAP 1	3.29%
NVDA EQUITY SWAP 19	1.66%
NVDA EQUITY SWAP 5	1.01%
Recv Long Nvda Trs Gs2	0.92%
United States Treasury Bill	0.69%
NVDA EQUITY SWAP 4	0.65%
NVDA EQUITY SWAP 7	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	60.40%
Total Return Swap	37.35%
Broker Cash	2.25%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Short NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short NVDA Daily ETF
Class Name	GraniteShares 2x Short NVDA Daily ETF
Trading Symbol	NVD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.27%
Cost of a $10,000 Investment	$91.11

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -56.32% and an expense ratio of 1.27%.

Expenses Paid, Amount	$ 91.11
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -53.87% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (8/21/2023)
GraniteShares 2x Short NVDA Daily ETF - NAV	-53.87%	-78.84%
S&P 500® Total Return Index	22.32%	22.12%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 60,726,077
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$60,726,077
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	8/21/2023

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
NVDA EQUITY SWAP	37.83%
GRANITESHARES SHORT NVDA SWAP	11.13%
Recv Short 2x Nvda Gs1	6.73%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	55.69%
Broker Cash	44.31%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1.25x Long TSLA Daily ETF
Class Name	GraniteShares 1.25x Long TSLA Daily ETF
Trading Symbol	TSL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$139.53

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 42.65% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 139.53
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 33.17% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	3 Year	Since Inception (8/8/2022)
GraniteShares 1.25x Long TSLA Daily ETF - NAV	33.17%	10.04%	1.18%
S&P 500® Total Return Index	22.32%	20.61%	18.18%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 12,358,227
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$12,358,227
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	8/8/2022

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	56.60%
Tesla, Inc. Equity Swap	38.99%

Sector Breakdown

Sector	% of Total Investments
Government	56.60%
Total Return Swap	38.99%
Broker Cash	4.41%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSLA Daily ETF
Class Name	GraniteShares 2x Long TSLA Daily ETF
Trading Symbol	TSLR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.95%
Cost of a $10,000 Investment	$116.08

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 44.35% and an expense ratio of 0.95%.

Expenses Paid, Amount	$ 116.08
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 28.93% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (8/21/2023)
GraniteShares 2x Long TSLA Daily ETF - NAV	28.93%	-0.86%
S&P 500® Total Return Index	22.32%	22.12%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 107,260,452
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$107,260,452
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	8/21/2023

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc (NASDAQ: TSLA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	28.76%
TSLA EQUITY SWAP	24.49%
Recv Long Tsla 2x Trs Wf	23.99%
GRANITESHARES LONG 2X TESLA TRS JPM	9.72%
GRANITESHARES LONG TSLA SWAP BANK OF AMERICA	3.84%
Recv Long Tsla Trs Cs	0.05%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	62.09%
Government	28.76%
Broker Cash	9.15%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Short TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short TSLA Daily ETF
Class Name	GraniteShares 2x Short TSLA Daily ETF
Trading Symbol	TSDD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.95%
Cost of a $10,000 Investment	$61.87

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -69.74% and an expense ratio of 0.95%.

Expenses Paid, Amount	$ 61.87
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -66.68% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (8/21/2023)
GraniteShares 2x Short TSLA Daily ETF - NAV	-66.68%	-74.83%
S&P 500® Total Return Index	22.32%	22.12%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 39,023,823
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$39,023,823
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	8/21/2023

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES SHORT TSLA SWAP BAML	43.69%
Recv Short 2x Tsla Cf1	32.35%
TSLA EQUITY SWAP	0.12%
GRANTIESHARES SHORT TSLA SWAP CLEAR STREET	0.04%
Recv Short 2x Tsla Gs1	0.03%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	76.23%
Broker Cash	23.77%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long MSFT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSFT Daily ETF
Class Name	GraniteShares 2x Long MSFT Daily ETF
Trading Symbol	MSFL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.12%
Cost of a $10,000 Investment	$84.21

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -50.04% and an expense ratio of 1.12%.

Expenses Paid, Amount	$ 84.21
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -51.13% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (3/15/2024)
GraniteShares 2x Long MSFT Daily ETF - NAV	-51.13%	-20.62%
S&P 500® Total Return Index	22.32%	19.65%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 125,577,456
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$125,577,456
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/15/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Microsoft Corp. (NASDAQ: MSFT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Msft Trs Boa	40.54%
MSFT EQUITY SWAP	30.57%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	71.11%
Broker Cash	28.89%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMD Daily ETF
Class Name	GraniteShares 2x Long AMD Daily ETF
Trading Symbol	AMDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Email	info@graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.01%
Cost of a $10,000 Investment	$585.60

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 957.20% and an expense ratio of 1.01%.

Expenses Paid, Amount	$ 585.60
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 871.13% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (3/15/2024)
GraniteShares 2x Long AMD Daily ETF - NAV	871.13%	68.53%
S&P 500® Total Return Index	22.32%	19.65%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 1,661,372,409
Holdings Count | Integer	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$1,661,372,409
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	3/15/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	48.77%
Recv Long 2x Amd Trs Nm	9.11%
GRANITESHARES LONG AMD SWAP CANTOR	9.05%
Recv Long 2x Amd Trs Bmo	8.89%
Recv Long 2x Amd Trs Wf	8.44%
AMD EQUITY SWAP	5.99%
Recv Long 2x Amd Trs Cs	5.69%

Sector Breakdown

Sector	% of Total Investments
Government	48.77%
Total Return Swap	47.16%
Broker Cash	4.07%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long AMZN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMZN Daily ETF
Class Name	GraniteShares 2x Long AMZN Daily ETF
Trading Symbol	AMZZ
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.12%
Cost of a $10,000 Investment	$111.24

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -1.55% and an expense ratio of 1.12%.

Expenses Paid, Amount	$ 111.24
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -0.61% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (3/15/2024)
GraniteShares 2x Long AMZN Daily ETF - NAV	-0.61%	9.43%
S&P 500® Total Return Index	22.32%	19.65%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 45,189,060
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$45,189,060
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/15/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Amazon.com (NASDAQ: AMZN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
AMZN EQUITY SWAP	59.42%
United States Treasury Bill	30.45%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	59.42%
Government	30.45%
Broker Cash	10.13%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Short COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short COIN Daily ETF
Class Name	GraniteShares 2x Short COIN Daily ETF
Trading Symbol	CONI
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.10%
Cost of a $10,000 Investment	$122.09

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 22.42% and an expense ratio of 1.10%.

Expenses Paid, Amount	$ 122.09
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 32.96% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (9/3/2024)
GraniteShares 2x Short COIN Daily ETF - NAV	32.96%	-67.33%
S&P 500® Total Return Index	22.32%	19.72%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 15,960,794
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$15,960,794
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	9/3/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	59.00%
Recv Short 2x Coin Nm1	20.82%
GRANITESHARES SHORT COIN SWAP MAREX	16.53%

Sector Breakdown

Sector	% of Total Investments
Government	59.00%
Total Return Swap	37.35%
Broker Cash	3.66%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long PLTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long PLTR Daily ETF
Class Name	GraniteShares 2x Long PLTR Daily ETF
Trading Symbol	PTIR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.01%
Cost of a $10,000 Investment	$78.68

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -44.58% and an expense ratio of 1.01%.

Expenses Paid, Amount	$ 78.68
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -49.07% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (9/3/2024)
GraniteShares 2x Long PLTR Daily ETF - NAV	-49.07%	165.86%
S&P 500® Total Return Index	22.32%	19.72%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 296,774,632
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$296,774,632
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	9/3/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Palantir Technologies Inc. (NASDAQ: PTLR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	28.45%
GRANITESHARES LONG PLTR SWAP CLEAR STREET	21.63%
GRANITESHARES LONG PLTR SWAP COWEN	12.52%
Recv Long 2x Pltr Trs Bmo	11.72%
GRANITESHARES LONG PLTR SWAP NOMURA	3.39%
Recv Long 2x Pltr Wf1	2.17%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	51.43%
Government	28.45%
Broker Cash	20.12%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long UBER Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long UBER Daily ETF
Class Name	GraniteShares 2x Long UBER Daily ETF
Trading Symbol	UBRL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$86.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -49.07% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 86.79
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -50.36% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (9/3/2024)
GraniteShares 2x Long UBER Daily ETF - NAV	-50.36%	-20.29%
S&P 500® Total Return Index	22.32%	19.72%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 20,962,910
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$20,962,910
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	9/3/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Uber Technologies Inc. (NYSE: UBER).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG UBER SWAP COWEN	72.58%
United States Treasury Bill	1.04%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	72.58%
Broker Cash	26.38%
Government	1.04%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long CRWD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long CRWD Daily ETF
Class Name	GraniteShares 2x Long CRWD Daily ETF
Trading Symbol	CRWL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.42%
Cost of a $10,000 Investment	$186.07

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 61.93% and an expense ratio of 1.42%.

Expenses Paid, Amount	$ 186.07
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 50.90% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (11/11/2024)
GraniteShares 2x Long CRWD Daily ETF - NAV	50.90%	77.59%
S&P 500® Total Return Index	22.32%	16.10%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 53,005,212
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$53,005,212
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	11/11/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	70.37%
Recv Long 2x Crwd Trs Nm1	29.63%

Sector Breakdown

Sector	% of Total Investments
Government	70.37%
Total Return Swap	29.63%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long TSM Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSM Daily ETF
Class Name	GraniteShares 2x Long TSM Daily ETF
Trading Symbol	TSMU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$329.54

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 239.37% and an expense ratio of 1.50%.

Expenses Paid, Amount	$ 329.54
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 233.91% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (11/11/2024)
GraniteShares 2x Long TSM Daily ETF - NAV	233.91%	122.18%
S&P 500® Total Return Index	22.32%	16.10%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 64,440,688
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$64,440,688
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	11/11/2024
Material Fund Changes There were no material fund changes during the period
Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	61.20%
Recv Long 2x Tsm Trs Nm1	35.35%

Sector Breakdown

Sector	% of Total Investments
Government	61.20%
Total Return Swap	35.35%
Broker Cash	3.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long MU Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MU Daily ETF
Class Name	GraniteShares 2x Long MU Daily ETF
Trading Symbol	MULL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.36%
Cost of a $10,000 Investment	$3,129.75

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 4390.44% and an expense ratio of 1.36%.

Expenses Paid, Amount	$ 3,129.75
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 4217.12% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (11/11/2024)
GraniteShares 2x Long MU Daily ETF - NAV	4217.12%	813.19%
S&P 500® Total Return Index	22.32%	16.10%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 1,535,623,415
Holdings Count | Integer	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$1,535,623,415
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	11/11/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Micron Technology Inc. (NASDAQ: MU).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	42.49%
Recv Long 2x Mu Trs Nm1	15.48%
Recv Long 2x Mu Trs Gs1	11.50%
Recv Long 2x Mu Trs Ms1	8.96%
Recv Long 2x Mu Trs HSBC	8.16%
Recv Long 2x Mu Trs Wf1	6.97%
United States Treasury Bill	1.41%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	51.06%
Government	43.90%
Broker Cash	5.04%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long SMCI Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long SMCI Daily ETF
Class Name	GraniteShares 2x Long SMCI Daily ETF
Trading Symbol	SMCL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.25%
Cost of a $10,000 Investment	$69.56

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -89.14% and an expense ratio of 1.25%.

Expenses Paid, Amount	$ 69.56
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -89.95% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (12/10/2024)
GraniteShares 2x Long SMCI Daily ETF - NAV	-89.95%	-81.37%
S&P 500® Total Return Index	22.32%	16.46%

Performance Inception Date	Dec. 10, 2024
Net Assets	$ 39,220,767
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$39,220,767
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	12/10/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Smci Trs Cs1	39.44%
Recv Long 2x Smci Trs Mx1	16.97%
Recv Long Scmi Us Trs Nm1	12.91%
Recv Long 2x Smci Trs Cf	0.00%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	69.33%
Broker Cash	30.67%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long DELL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long DELL Daily ETF
Class Name	GraniteShares 2x Long DELL Daily ETF
Trading Symbol	DLLL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.49%
Cost of a $10,000 Investment	$691.32

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 727.15% and an expense ratio of 1.49%.

Expenses Paid, Amount	$ 691.32
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 715.35% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (2/12/2025)
GraniteShares 2x Long DELL Daily ETF - NAV	715.35%	351.80%
S&P 500® Total Return Index	22.32%	18.33%

Performance Inception Date	Feb. 12, 2025
Net Assets	$ 160,584,384
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$160,584,384
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	2/12/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Dell Technologies Inc. (NYSE: DELL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	61.35%
Recv Long 2x Dell Cowen	30.62%
GRANITESHARES 2X LONG DELL SWAP BAML	5.01%

Sector Breakdown

Sector	% of Total Investments
Government	61.35%
Total Return Swap	35.63%
Broker Cash	3.02%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long INTC Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long INTC Daily ETF
Class Name	GraniteShares 2x Long INTC Daily ETF
Trading Symbol	INTW
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.33%
Cost of a $10,000 Investment	$1,381.08

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 1871.44% and an expense ratio of 1.33%.

Expenses Paid, Amount	$ 1,381.08
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 1950.33% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (2/12/2025)
GraniteShares 2x Long INTC Daily ETF - NAV	1950.33%	655.56%
S&P 500® Total Return Index	22.32%	18.33%

Performance Inception Date	Feb. 12, 2025
Net Assets	$ 808,915,226
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$808,915,226
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	2/12/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Intel Corp. (NASDAQ: INTC).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	49.11%
Recv Long 2x Intc Cowen	18.80%
Recv Long Intc 2x Trs Cf1	13.16%
Recv Long Intc 2x Trs Wf1	12.78%

Sector Breakdown

Sector	% of Total Investments
Government	49.11%
Total Return Swap	44.75%
Broker Cash	6.14%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long QCOM Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long QCOM Daily ETF
Class Name	GraniteShares 2x Long QCOM Daily ETF
Trading Symbol	QCML
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$149.72

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -0.41% and an expense ratio of 1.50%.

Expenses Paid, Amount	$ 149.72
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -0.25% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (2/12/2025)
GraniteShares 2x Long QCOM Daily ETF - NAV	-0.25%	-15.51%
S&P 500® Total Return Index	22.32%	18.33%

Performance Inception Date	Feb. 12, 2025
Net Assets	$ 136,171,312
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$136,171,312
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	2/12/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Qualcomm Inc. (NASDAQ: QCOM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Qcom Cowen	35.25%
Recv Long 2x Qcom Nm1	29.47%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	64.72%
Broker Cash	35.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long MARA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MARA Daily ETF
Class Name	GraniteShares 2x Long MARA Daily ETF
Trading Symbol	MRAL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.39%
Cost of a $10,000 Investment	$94.00

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -64.34% and an expense ratio of 1.39%.

Expenses Paid, Amount	$ 94.00
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -64.26% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (3/6/2025)
GraniteShares 2x Long MARA Daily ETF - NAV	-64.26%	-61.65%
S&P 500® Total Return Index	22.32%	24.06%

Performance Inception Date	Mar. 06, 2025
Net Assets	$ 72,249,304
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$72,249,304
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	3/6/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MARA Holdings, Inc (NASDAQ: MARA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	50.83%
Recv Long 2x Mara Marex	27.46%
GRANITESHARES LONG MARA SWAP MAREX	9.38%
Recv Long 2x Mara Nomura	0.00%
Recv Long 2x Mara Trs Nx	0.00%
Recv Long 2x Mara Trs Cf	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	50.83%
Total Return Swap	36.84%
Broker Cash	12.33%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long MRVL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MRVL Daily ETF
Class Name	GraniteShares 2x Long MRVL Daily ETF
Trading Symbol	MVLL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.37%
Cost of a $10,000 Investment	$598.42

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 674.36% and an expense ratio of 1.37%.

Expenses Paid, Amount	$ 598.42
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 651.05% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (3/6/2025)
GraniteShares 2x Long MRVL Daily ETF - NAV	651.05%	332.66%
S&P 500® Total Return Index	22.32%	24.06%

Performance Inception Date	Mar. 06, 2025
Net Assets	$ 1,033,684,500
Holdings Count | Integer	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$1,033,684,500
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	3/6/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Marvell Technology, Inc. (NASDAQ: MRVL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	38.91%
Recv Long Mrvl Trs Cantor	21.88%
Recv Long 2x Mrvl Marex	18.35%
Recv Long 2x Mrvl Hsbc1	6.26%
GRANITESHARES 2X LONG MRVL SWAP CLEAR STREET	3.79%
GRANITESHARES LONG 2X MRVL SWAP NAT BANK OF CANADA	0.58%
Recv Long 2x Mrvl Trs Nm1	0.00%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	50.86%
Government	38.91%
Broker Cash	10.22%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long IONQ Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long IONQ Daily ETF
Class Name	GraniteShares 2x Long IONQ Daily ETF
Trading Symbol	IONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.42%
Cost of a $10,000 Investment	$116.33

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -36.46% and an expense ratio of 1.42%.

Expenses Paid, Amount	$ 116.33
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -44.98% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (3/24/2025)
GraniteShares 2x Long IONQ Daily ETF - NAV	-44.98%	6.29%
S&P 500® Total Return Index	22.32%	24.52%

Performance Inception Date	Mar. 24, 2025
Net Assets	$ 86,983,686
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$86,983,686
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	3/24/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of IonQ Inc. (NYSE: IONQ).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	58.34%
GRANITESHARES LONG IONQ SWAP MAREX	29.08%
Recv Long Ionq 2x Trs Ba1	2.33%

Sector Breakdown

Sector	% of Total Investments
Government	58.34%
Total Return Swap	31.41%
Broker Cash	10.25%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long RDDT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long RDDT Daily ETF
Class Name	GraniteShares 2x Long RDDT Daily ETF
Trading Symbol	RDTL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.40%
Cost of a $10,000 Investment	$120.36

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -28.25% and an expense ratio of 1.40%.

Expenses Paid, Amount	$ 120.36
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -26.66% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (3/24/2025)
GraniteShares 2x Long RDDT Daily ETF - NAV	-26.66%	-12.97%
S&P 500® Total Return Index	22.32%	24.52%

Performance Inception Date	Mar. 24, 2025
Net Assets	$ 56,788,664
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$56,788,664
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/24/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Reddit Inc. (NYSE: RDDT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG RDDT SWAP MAREX	41.43%
United States Treasury Bill	38.75%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	41.43%
Government	38.75%
Broker Cash	19.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long VRT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long VRT Daily ETF
Class Name	GraniteShares 2x Long VRT Daily ETF
Trading Symbol	VRTL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.48%
Cost of a $10,000 Investment	$402.55

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 345.35% and an expense ratio of 1.48%.

Expenses Paid, Amount	$ 402.55
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 304.53% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

	1 Year	Since Inception (3/24/2025)
GraniteShares 2x Long VRTV Daily ETF - NAV	304.53%	324.10%
S&P 500® Total Return Index	22.32%	24.52%

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Performance Inception Date	Mar. 24, 2025
Net Assets	$ 88,040,008
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$88,040,008
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	3/24/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Vertiv Holding Co. (NYSE: VRT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecure d promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	52.44%
GRANITESHARES LONG VRT SWAP MAREX	39.07%

Sector Breakdown

Sector	% of Total Investments
Government	52.44%
Total Return Swap	39.07%
Broker Cash	8.49%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long LCID Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long LCID Daily ETF
Class Name	GraniteShares 2x Long LCID Daily ETF
Trading Symbol	LCDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$60.52

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -94.76% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 60.52
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -95.14% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (4/21/2025)
GraniteShares 2x Long LCID Daily ETF - NAV	-95.14%	-93.80%
S&P 500® Total Return Index	22.32%	38.59%

Performance Inception Date	Apr. 21, 2025
Net Assets	$ 6,552,121
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$6,552,121
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/21/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Lucid Group Inc, (NASDAQ: LCID).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Lcid Trs Marex	49.25%
United States Treasury Bill	40.89%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	49.25%
Government	40.89%
Broker Cash	9.86%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long RIVN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long RIVN Daily ETF
Class Name	GraniteShares 2x Long RIVN Daily ETF
Trading Symbol	RVNL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$113.40

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -2.79% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 113.40
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -6.65% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (4/21/2025)
GraniteShares 2x Long RIVN Daily ETF - NAV	-6.65%	27.03%
S&P 500® Total Return Index	22.32%	38.59%

Performance Inception Date	Apr. 21, 2025
Net Assets	$ 15,293,911
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$15,293,911
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/21/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Rivian Automotive Inc. (NASDAQ: RIVN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Rivn Trs Marex	56.34%
United States Treasury Bill	34.20%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	56.34%
Government	34.20%
Broker Cash	9.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long MSTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSTR Daily ETF
Class Name	GraniteShares 2x Long MSTR Daily ETF
Trading Symbol	MSTP
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$76.92

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -97.46% and an expense ratio of 1.50%.

Expenses Paid, Amount	$ 76.92
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -97.85% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (6/9/2025)
GraniteShares 2x Long MSTR Daily ETF - NAV	-97.85%	-97.24%
S&P 500® Total Return Index	22.32%	24.87%

Performance Inception Date	Jun. 09, 2025
Net Assets	$ 5,167,479
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$5,167,479
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	6/9/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MicroStrategy Inc (NASDAQ: MSTR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES SHORT MSTR SWAP MAREX	72.49%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	72.49%
Broker Cash	27.51%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long NOW Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NOW Daily ETF
Class Name	GraniteShares 2x Long NOW Daily ETF
Trading Symbol	NOWL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)
Expense Ratio (Actual)	1.38%
Cost of a $10,000 Investment	$78.30

Expenses Paid, Amount	$ 78.30
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of July 14, 2025 to June 30, 2026, the Fund had a -82.48% return. Over the same period the Benchmark had a return of 21.04%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (7/14/2025)
GraniteShares 2x Long NOW Daily ETF - NAV	-82.48%
S&P 500® Total Return Index	21.04%

Performance Inception Date	Jul. 14, 2025
Net Assets	$ 285,662,561
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$285,662,561
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	7/14/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of ServiceNow Inc (NYSE: NOW).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG 2X NOW TRS MAREX	56.84%
GRANITESHARES LONG NOW SWAP CANTOR FITZGERALD	30.81%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	87.65%
Broker Cash	12.35%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long PDD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long PDD Daily ETF
Class Name	GraniteShares 2x Long PDD Daily ETF
Trading Symbol	PDDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$102.67

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -57.56% and an expense ratio of 1.50%.

Expenses Paid, Amount	$ 102.67
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of July 14, 2025 to June 30, 2026, the Fund had a -55.37% return. Over the same period the Benchmark had a return of 21.04%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (7/14/2025)
GraniteShares 2x Long PDD Daily ETF - NAV	-55.37%
S&P 500® Total Return Index	21.04%

Performance Inception Date	Jul. 14, 2025
Net Assets	$ 7,558,946
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$7,558,946
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	7/14/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of PDD Holdings Inc (NASDAQ: PDD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG PDD SWAP CANTOR FITZGERALD	51.15%
United States Treasury Bill	16.22%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	51.15%
Broker Cash	32.63%
Government	16.22%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long AVGO Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AVGO Daily ETF
Class Name	GraniteShares 2x Long AVGO Daily ETF
Trading Symbol	AVGU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$169.20

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 34.68% and an expense ratio of 1.50%.

Expenses Paid, Amount	$ 169.20
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of July 14, 2025 to June 30, 2026, the Fund had a 39.80% return. Over the same period the Benchmark had a return of 21.04%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (7/14/2025)
GraniteShares 2x Long AVGO Daily ETF - NAV	39.80%
S&P 500® Total Return Index	21.04%

Performance Inception Date	Jul. 14, 2025
Net Assets	$ 35,650,050
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$35,650,050
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	7/14/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Broadcom Inc (NASDAQ: AVGO).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES LONG AVGO SWAP CANTOR FITZGERALD	67.85%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	67.85%
Broker Cash	32.15%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long ISRG Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long ISRG Daily ETF
Class Name	GraniteShares 2x Long ISRG Daily ETF
Trading Symbol	ISUL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$93.43

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -29.16% and an expense ratio of 1.50%.

Expenses Paid, Amount	$ 93.43
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of October 06, 2025 to June 30, 2026, the Fund had a -31.96% return. Over the same period the Benchmark had a return of 12.24%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (10/6/2025)
GraniteShares 2x Long ISRG Daily ETF - NAV	-31.96%
S&P 500® Total Return Index	12.24%

Performance Inception Date	Oct. 06, 2025
Net Assets	$ 7,144,327
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$7,144,327
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	10/6/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Intuitive Surgical Inc (NASDAQ: ISRG).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES 2X LONG ISRG SWAP CLEAR STREET	64.02%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	64.02%
Broker Cash	35.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long NBIS Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NBIS Daily ETF
Class Name	GraniteShares 2x Long NBIS Daily ETF
Trading Symbol	NBIL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.37%
Cost of a $10,000 Investment	$179.58

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 158.15% and an expense ratio of 1.37%.

Expenses Paid, Amount	$ 179.58
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of October 06, 2025 to June 30, 2026, the Fund had a 128.12% return. Over the same period the Benchmark had a return of 12.24%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (10/6/2025)
GraniteShares 2x Long NBIS Daily ETF - NAV	128.12%
S&P 500® Total Return Index	12.24%

Performance Inception Date	Oct. 06, 2025
Net Assets	$ 195,599,438
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$195,599,438
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	10/6/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Nebius Group N.V. (NASDAQ: NBIS).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	71.55%
GRANITESHARES 2X LONG NBIS SWAP CLEAR STREET	28.40%

Sector Breakdown

Sector	% of Total Investments
Government	71.55%
Total Return Swap	28.40%
Broker Cash	0.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long GOOGL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long GOOGL Daily ETF
Class Name	GraniteShares 2x Long GOOGL Daily ETF
Trading Symbol	GOU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$71.05

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 14.40% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 71.05
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of December 01, 2025 to June 30, 2026, the Fund had a 14.88% return. Over the same period the Benchmark had a return of 10.85%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (12/1/2025)
GraniteShares 2x Long GOOGL Daily ETF - NAV	14.88%
S&P 500® Total Return Index	10.85%

Performance Inception Date	Dec. 01, 2025
Net Assets	$ 12,063,721
Holdings Count | Integer	1
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$12,063,721
Total Number of Holdings	1
Portfolio Turnover Rate	0%
Inception Date	12/1/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Alphabet Inc (NASDAQ: GOOGL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long 2x Googl Trs	79.68%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	79.68%
Broker Cash	20.32%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Long SpaceX Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long SpaceX Daily ETF
Class Name	GraniteShares 2x Long SpaceX Daily ETF
Trading Symbol	SPAL
Security Exchange Name	CBOE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.50%
Cost of a $10,000 Investment	$5.68

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -25.87% and an expense ratio of 1.50%.

Expenses Paid, Amount	$ 5.68
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of June 12, 2026 to June 30, 2026, the Fund had a 2.56% return. Over the same period the Benchmark had a return of 0.97%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (6/12/2026)
GraniteShares 2x Long SpaceX Daily ETF - NAV	2.56%
S&P 500® Total Return Index	0.97%

Performance Inception Date	Jun. 12, 2026
Net Assets	$ 31,277,494
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$31,277,494
Total Number of Holdings	3
Portfolio Turnover Rate	0%
Inception Date	6/12/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of SpaceX (NASDAQ: SPCX).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Long Spcx Trs Bm2	50.61%
GRANITESHARES 2X LONG SPCX TRS CLEAR STREET	20.73%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	71.34%
Broker Cash	28.66%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares 2x Short SpaceX Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short SpaceX Daily ETF
Class Name	GraniteShares 2x Short SpaceX Daily ETF
Trading Symbol	SNK
Security Exchange Name	CBOE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)
Expense Ratio (Actual)	2.88%
Cost of a $10,000 Investment	$13.20

Expenses Paid, Amount	$ 13.20
Expense Ratio, Percent	2.88%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of June 12, 2026 to June 30, 2026, the Fund had a -32.24% return. Over the same period the Benchmark had a return of 0.97%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (6/12/2026)
GraniteShares 2x Short SpaceX Daily ETF - NAV	-32.24%
S&P 500® Total Return Index	0.97%

Performance Inception Date	Jun. 12, 2026
Net Assets	$ 38,109,047
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$38,109,047
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	6/12/2026

Holdings [Text Block]

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 11.79% and an expense ratio of 2.88%.

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of SpaceX (NASDAQ: SPCX).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GRANITESHARES 2X SHORT SPCX TRS CLEAR STREET	69.49%
United States Treasury Bill	23.99%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	69.49%
Government	23.99%
Broker Cash	6.52%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST TSLA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST TSLA ETF
Class Name	GraniteShares YieldBOOST TSLA ETF
Trading Symbol	TSYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.08%
Cost of a $10,000 Investment	$106.77

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -2.36% and an expense ratio of 1.08%.

Expenses Paid, Amount	$ 106.77
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -5.44% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (12/17/2024)
GraniteShares YieldBOOST TSLA ETF - NAV	-5.44%	-20.89%
S&P 500® Total Return Index	22.32%	16.46%

Performance Inception Date	Dec. 17, 2024
Net Assets	$ 78,671,643
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$78,671,643
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	12/17/2024

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSLA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	67.69%
United States Treasury Bill	30.54%
Put TSLR July 21.05 07/06/2026	0.43%
Put TSLL July 10.46 07/02/2026	0.01%
Put TSLL July 10.28 07/01/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	98.23%
Broker Cash	1.32%
Purchased Options	0.45%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST SPY ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST SPY ETF
Class Name	GraniteShares YieldBOOST SPY ETF
Trading Symbol	YSPY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$124.84

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 17.10% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 124.84
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 17.57% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (2/25/2025)
GraniteShares YieldBOOST SPY ETF - NAV	17.57%	8.78%
S&P 500® Total Return Index	22.32%	20.23%

Performance Inception Date	Feb. 25, 2025
Net Assets	$ 12,084,088
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$12,084,088
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	2/25/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Direxion Daily S&P500’ Bull 3X Shares (NYSE ARCA: SPXL) and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short -term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	50.40%
United States Treasury Bill	28.70%
Put SPXL July 226.49 07/02/2026	0.05%
Put SPXL July 231.41 07/01/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	79.10%
Broker Cash	20.85%
Purchased Options	0.05%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST QQQ ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST QQQ ETF
Class Name	GraniteShares YieldBOOST QQQ ETF
Trading Symbol	TQQY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$121.74

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 11.72% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 121.74
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 11.29% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (2/25/2025)
GraniteShares YieldBOOST QQQ ETF - NAV	11.29%	0.44%
S&P 500® Total Return Index	22.32%	20.23%

Performance Inception Date	Feb. 25, 2025
Net Assets	$ 6,625,150
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$6,625,150
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	2/25/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the ProShares UltraPro’ QQQ (NASDAQ: TQQQ), for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity from 1-week to 1-month.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	52.58%
United States Treasury Bill	23.43%
Put TQQQ July 69.47 07/06/2026	0.08%
Put TQQQ July 64.65 07/02/2026	0.05%
Put TQQQ July 65.97 07/01/2026	0.02%

Sector Breakdown

Sector	% of Total Investments
Government	76.01%
Broker Cash	23.84%
Purchased Options	0.15%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST NVDA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST NVDA ETF
Class Name	GraniteShares YieldBOOST NVDA ETF
Trading Symbol	NVYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.11%
Cost of a $10,000 Investment	$122.92

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 20.76% and an expense ratio of 1.11%.

Expenses Paid, Amount	$ 122.92
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a 17.61% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (5/12/2025)
GraniteShares YieldBOOST NVDA ETF - NAV	17.61%	32.47%
S&P 500® Total Return Index	22.32%	26.15%

Performance Inception Date	May 12, 2025
Net Assets	$ 39,317,560
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$39,317,560
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/12/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged NVDA ETF and for which it will receive a premium. The put options contracts sold and bought by the Fund may vary in regard to their strike prices from and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	59.16%
United States Treasury Bill	18.03%
Put NVDL July 25.58 07/06/2026	0.13%
Put NVDL July 26.6567 07/01/2026	0.06%
Put NVDL July 24.82 07/02/2026	0.02%

Sector Breakdown

Sector	% of Total Investments
Government	77.19%
Broker Cash	22.61%
Purchased Options	0.20%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Bitcoin ETF
Class Name	GraniteShares YieldBOOST Bitcoin ETF
Trading Symbol	XBTY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$90.44

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -42.71% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 90.44
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2025 to June 30, 2026, the Fund had a -43.74% return. Over the same period the Benchmark had a return of 22.32%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
	1 Year	Since Inception (5/12/2025)
GraniteShares YieldBOOST Bitcoin ETF - NAV	-43.74%	-35.43%
S&P 500® Total Return Index	22.32%	26.15%

Performance Inception Date	May 12, 2025
Net Assets	$ 11,576,765
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$11,576,765
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/12/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged bitcoin ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	61.83%
United States Treasury Bill	37.04%
Put BITX July 9.84 07/06/2026	0.70%
Put BITX July 9.70 07/01/2026	0.27%
Put BITX July 9.65 07/02/2026	0.16%

Sector Breakdown

Sector	% of Total Investments
Government	98.87%
Purchased Options	1.13%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST COIN ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST COIN ETF
Class Name	GraniteShares YieldBOOST COIN ETF
Trading Symbol	COYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)
Expense Ratio (Actual)	1.11%
Cost of a $10,000 Investment	$72.25

Expenses Paid, Amount	$ 72.25
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of July 28, 2025 to June 30, 2026, the Fund had a -59.39% return. Over the same period the Benchmark had a return of 18.71%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (7/28/2025)
GraniteShares YieldBOOST COIN ETF - NAV	-59.39%
S&P 500® Total Return Index	18.71%

Performance Inception Date	Jul. 28, 2025
Net Assets	$ 21,107,617
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$ 21,107,617
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	7/28/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged COIN ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	98.25%
Put CONL July 4.09 07/01/2026	0.70%
Put CONL July 4.13 07/06/2026	0.53%
Put CONL July 4.01 07/02/2026	0.52%

Sector Breakdown

Sector	% of Total Investments
Government	98.25%
Purchased Options	1.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST AMD ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST AMD ETF
Class Name	GraniteShares YieldBOOST AMD ETF
Trading Symbol	AMYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$104.83

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 31.62% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 104.83
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of September 15, 2025 to June 30, 2026, the Fund had a 30.99% return. Over the same period the Benchmark had a return of 14.42%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (9/15/2025)
GraniteShares YieldBOOST AMD ETF - NAV	30.99%
S&P 500® Total Return Index	14.42%

Performance Inception Date	Sep. 15, 2025
Net Assets	$ 9,184,850
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$9,184,850
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/15/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged AMD ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	62.52%
Put AMDL July 64.62 07/06/2026	0.16%
Put AMDL July 60.06 07/02/2026	0.11%
Put AMDL July 60.07 07/01/2026	0.01%

Sector Breakdown

Sector	% of Total Investments
Government	62.52%
Broker Cash	37.20%
Purchased Options	0.28%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST AMZN ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST AMZN ETF
Class Name	GraniteShares YieldBOOST AMZN ETF
Trading Symbol	AZYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)
Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$85.51

Expenses Paid, Amount	$ 85.51
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of September 15, 2025 to June 30, 2026, the Fund had a -10.89% return. Over the same period the Benchmark had a return of 14.42%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (9/15/2025)
GraniteShares YieldBOOST AMZN ETF - NAV	-10.89%
S&P 500® Total Return Index	14.42%

Performance Inception Date	Sep. 15, 2025
Net Assets	$ 3,202,989
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$3,202,989
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/15/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged AMZN ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	93.55%
Put AMZZ July 26.84 07/01/2026	0.05%
Put AMZZ July 26.33 07/02/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	93.55%
Broker Cash	6.36%
Purchased Options	0.09%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST MSTR ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST MSTR ETF
Class Name	GraniteShares YieldBOOST MSTR ETF
Trading Symbol	MTYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$57.33

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -70.16% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 57.33
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of September 22, 2025 to June 30, 2026, the Fund had a -70.66% return. Over the same period the Benchmark had a return of 13.06%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (9/22/2025)
GraniteShares YieldBOOST MSTR ETF - NAV	-70.66%
S&P 500® Total Return Index	13.06%

Performance Inception Date	Sep. 22, 2025
Net Assets	$ 1,395,414
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$1,395,414
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/22/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged MSTR ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	92.41%
Put MSTU July 1.77 07/01/2026	6.57%
Put MSTU July 1.32 07/02/2026	1.02%

Sector Breakdown

Sector	% of Total Investments
Government	92.41%
Purchased Options	7.59%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST PLTR ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST PLTR ETF
Class Name	GraniteShares YieldBOOST PLTR ETF
Trading Symbol	PLYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)
Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$74.37

Expenses Paid, Amount	$ 74.37
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of September 22, 2025 to June 30, 2026, the Fund had a -30.35% return. Over the same period the Benchmark had a return of 13.06%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (9/22/2025)
GraniteShares YieldBOOST PLTR ETF - NAV	-30.35%
S&P 500® Total Return Index	13.06%

Performance Inception Date	Sep. 22, 2025
Net Assets	$ 3,099,078
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$3,099,078
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	9/22/2025

Holdings [Text Block]

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -31.40% and an expense ratio of 1.15%.

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged PLTR ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.98%
Put PTIR July 7.93 07/02/2026	0.02%
Put PTIR July 8.06 07/01/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	99.98%
Purchased Options	0.02%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST SMCI ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST SMCI ETF
Class Name	GraniteShares YieldBOOST SMCI ETF
Trading Symbol	SMYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$73.47

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -29.33% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 73.47
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of September 29, 2025 to June 30, 2026, the Fund had a -27.63% return. Over the same period the Benchmark had a return of 13.61%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (9/29/2025)
GraniteShares YieldBOOST SMCI ETF - NAV	-27.63%
S&P 500® Total Return Index	13.61%

Performance Inception Date	Sep. 29, 2025
Net Assets	$ 8,693,921
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$8,693,921
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	9/29/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged SMCI ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	83.83%
Put SMCX July 10.00 07/01/2026	9.27%
Put SMCX July 8.87 07/02/2026	2.17%
Put SMCX July 7.43 07/06/2026	0.59%

Sector Breakdown

Sector	% of Total Investments
Government	83.83%
Purchased Options	12.00%
Broker Cash	4.17%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST HOOD ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST HOOD ETF
Class Name	GraniteShares YieldBOOST HOOD ETF
Trading Symbol	HOYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$66.20

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -46.20% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 66.20
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of September 29, 2025 to June 30, 2026, the Fund had a -44.47% return. Over the same period the Benchmark had a return of 13.61%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (9/29/2025)
GraniteShares YieldBOOST HOOD ETF - NAV	-44.47%
S&P 500® Total Return Index	13.61%

Performance Inception Date	Sep. 29, 2025
Net Assets	$ 6,999,762
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$6,999,762
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	9/29/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged HOOD ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	96.07%
Put ROBN July 28.01 07/06/2026	0.34%
Put ROBN July 26.39 07/02/2026	0.14%
Put ROBN July 25.78 07/01/2026	0.12%

Sector Breakdown

Sector	% of Total Investments
Government	96.07%
Broker Cash	3.33%
Purchased Options	0.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST META ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST META ETF
Class Name	GraniteShares YieldBOOST META ETF
Trading Symbol	FBYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.14%
Cost of a $10,000 Investment	$65.62

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -34.04% and an expense ratio of 1.14%.

Expenses Paid, Amount	$ 65.62
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of October 20, 2025 to June 30, 2026, the Fund had a -34.16% return. Over the same period the Benchmark had a return of 12.29%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (10/20/2025)
GraniteShares YieldBOOST META ETF - NAV	-34.16%
S&P 500® Total Return Index	12.29%

Performance Inception Date	Oct. 20, 2025
Net Assets	$ 355,679
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$355,679
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	10/20/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged META ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.81%
Put FBL July 18.81 07/06/2026	0.19%
Put FBL July 17.96 07/02/2026	0.00%

Sector Breakdown

Sector	% of Total Investments
Government	99.81%
Purchased Options	0.19%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST BABA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST BABA ETF
Class Name	GraniteShares YieldBOOST BABA ETF
Trading Symbol	BBYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$67.51

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -29.87% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 67.51
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of October 20, 2025 to June 30, 2026, the Fund had a -30.87% return. Over the same period the Benchmark had a return of 12.29%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (10/20/2025)
GraniteShares YieldBOOST BABA ETF - NAV	-30.87%
S&P 500® Total Return Index	12.29%

Performance Inception Date	Oct. 20, 2025
Net Assets	$ 670,589
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$670,589
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	10/20/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged BABA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.63%
Put BABX July 13.51 07/01/2026	0.34%
Put BABX July 12.17 07/02/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	99.63%
Purchased Options	0.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST MARA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST MARA ETF
Class Name	GraniteShares YieldBOOST MARA ETF
Trading Symbol	MAAY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$60.81

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -38.02% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 60.81
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of November 03, 2025 to June 30, 2026, the Fund had a -40.09% return. Over the same period the Benchmark had a return of 10.35%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (11/3/2025)
GraniteShares YieldBOOST MARA ETF - NAV	-40.09%
S&P 500® Total Return Index	10.35%

Performance Inception Date	Nov. 03, 2025
Net Assets	$ 2,873,858
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$2,873,858
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	11/3/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged MARA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	75.58%
Put MRAL July 65.77 07/06/2026	1.44%
Put MRAL July 69.75 07/02/2026	0.51%
Put MRAL July 64.63 07/01/2026	0.21%

Sector Breakdown

Sector	% of Total Investments
Government	75.58%
Broker Cash	22.26%
Purchased Options	2.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST IONQ ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST IONQ ETF
Class Name	GraniteShares YieldBOOST IONQ ETF
Trading Symbol	IOYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$66.28

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -23.53% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 66.28
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of November 03, 2025 to June 30, 2026, the Fund had a -25.64% return. Over the same period the Benchmark had a return of 10.35%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (11/3/2025)
GraniteShares YieldBOOST IONQ ETF - NAV	-25.64%
S&P 500® Total Return Index	10.35%

Performance Inception Date	Nov. 03, 2025
Net Assets	$ 7,003,691
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$7,003,691
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	11/3/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged IONQ ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	86.04%
Put IONL July 24.90 07/06/2026	0.79%
Put IONL July 25.04 07/01/2026	0.61%
Put IONL July 20.93 07/02/2026	0.10%

Sector Breakdown

Sector	% of Total Investments
Government	86.04%
Broker Cash	12.46%
Purchased Options	1.50%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Gold Miners ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Gold Miners ETF
Class Name	GraniteShares YieldBOOST Gold Miners ETF
Trading Symbol	NUGY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)
Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$69.18

Expenses Paid, Amount	$ 69.18
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of November 17, 2025 to June 30, 2026, the Fund had a -3.67% return. Over the same period the Benchmark had a return of 15.73%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (11/17/2025)
GraniteShares YieldBOOST Gold Miners ETF - NAV	-3.67%
S&P 500® Total Return Index	15.73%

Performance Inception Date	Nov. 17, 2025
Net Assets	$ 7,373,889
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$7,373,889
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	11/17/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged Arca Gold Miners Index ETFs and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	99.46%
Put NUGT July 106.21 07/06/2026	0.27%
Put NUGT July 110.03 07/02/2026	0.24%
Put NUGT July 103.22 07/01/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	99.46%
Purchased Options	0.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Semiconductor ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Semiconductor ETF
Class Name	GraniteShares YieldBOOST Semiconductor ETF
Trading Symbol	SEMY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 874
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.11%
Cost of a $10,000 Investment	$82.56

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 41.26% and an expense ratio of 1.11%.

Expenses Paid, Amount	$ 82.56
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of November 17, 2025 to June 30, 2026, the Fund had a 38.61% return. Over the same period the Benchmark had a return of 13.25%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (11/17/2025)
GraniteShares YieldBOOST Semiconductor ETF - NAV	38.61%
S&P 500® Total Return Index	13.25%

Performance Inception Date	Nov. 17, 2025
Net Assets	$ 94,268,332
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$94,268,332
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	11/17/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the 3x leveraged ICESEMI ETFs and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	55.32%
Put SOXL July 212.87 07/06/2026	1.41%
Put SOXL July 206.61 07/01/2026	0.11%
Put SOXL July 194.04 07/02/2026	0.10%

Sector Breakdown

Sector	% of Total Investments
Government	55.32%
Broker Cash	43.06%
Purchased Options	1.62%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST RGTI ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST RGTI ETF
Class Name	GraniteShares YieldBOOST RGTI ETF
Trading Symbol	RGYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$56.99

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -33.36% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 56.99
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of November 24, 2025 to June 30, 2026, the Fund had a -35.98% return. Over the same period the Benchmark had a return of 12.66%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (11/24/2025)
GraniteShares YieldBOOST RGTI ETF - NAV	-35.98%
S&P 500® Total Return Index	12.66%

Performance Inception Date	Nov. 24, 2025
Net Assets	$ 2,920,448
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$2,920,448
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	11/24/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged RGTI ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	95.26%
Put RGTX July 16.65 07/06/2026	1.41%
Put RGTX July 17.25 07/01/2026	0.97%
Put RGTX July 15.00 07/02/2026	0.44%
Put RGTX July 15.18 07/01/2026	0.03%

Sector Breakdown

Sector	% of Total Investments
Government	95.26%
Purchased Options	2.85%
Broker Cash	1.89%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST QBTS ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST QBTS ETF
Class Name	GraniteShares YieldBOOST QBTS ETF
Trading Symbol	QBY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$56.99

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -33.30% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 56.99
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of November 24, 2025 to June 30, 2026, the Fund had a -34.33% return. Over the same period the Benchmark had a return of 12.66%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (11/24/2025)
GraniteShares YieldBOOST QBTS ETF - NAV	-34.33%
S&P 500® Total Return Index	12.66%

Performance Inception Date	Nov. 24, 2025
Net Assets	$ 2,775,309
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$2,775,309
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	11/24/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged QBTS ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	87.01%
Put QBTX July 13.30 07/06/2026	2.96%
Put QBTX July 12.25 07/02/2026	0.32%
Put QBTX July 12.06 07/01/2026	0.07%

Sector Breakdown

Sector	% of Total Investments
Government	87.01%
Broker Cash	9.63%
Purchased Options	3.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBoost RIOT ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBoost RIOT ETF
Class Name	GraniteShares YieldBoost RIOT ETF
Trading Symbol	RTYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$64.51

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -6.11% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 64.51
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of January 15, 2025 to June 30, 2026, the Fund had a -6.11% return. Over the same period the Benchmark had a return of 10.85%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (01/15/2025)
GraniteShares YieldBOOST RIOT ETF - NAV	-6.11%
S&P 500® Total Return Index	10.85%

Performance Inception Date	Jan. 15, 2025
Net Assets	$ 3,651,717
Holdings Count | Integer	4
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$3,651,717
Total Number of Holdings	4
Portfolio Turnover Rate	0%
Inception Date	1/15/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged RIOT ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	75.28%
Put RIOX July 57.49 07/02/2026	1.31%
Put RIOX July 57.49 07/02/2026	0.76%
Put RIOX July 54.00 07/01/2026	0.7%

Sector Breakdown

Sector	% of Total Investments
Government	75.28%
Broker Cash	21.95%
Purchased Options	2,77%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST HIMS ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST HIMS ETF
Class Name	GraniteShares YieldBOOST HIMS ETF
Trading Symbol	HMYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$50.33

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -47.64% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 50.33
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of December 01, 2025 to June 30, 2026, the Fund had a -48.59% return. Over the same period the Benchmark had a return of 10.85%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (12/1/2025)
GraniteShares YieldBOOST HIMS ETF - NAV	-48.59%
S&P 500® Total Return Index	10.85%

Performance Inception Date	Dec. 01, 2025
Net Assets	$ 775,361
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$775,361
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	12/1/2025

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged HIMS ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	85.39%
Put HIMZ July 41.17 07/06/2026	0.70%
Put HIMZ July 42.52 07/02/2026	0.30%
Put HIMZ July 39.76 07/01/2026	0.04%

Sector Breakdown

Sector	% of Total Investments
Government	85.39%
Broker Cash	13.57%
Purchased Options	1.04%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST CRWV ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST CRWV ETF
Class Name	GraniteShares YieldBOOST CRWV ETF
Trading Symbol	CWY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$23.91

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -4.51% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 23.91
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of April 13, 2026 to June 30, 2026, the Fund had a -3.34% return. Over the same period the Benchmark had a return of 9.18%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (4/13/2026)
GraniteShares YieldBOOST CRWV ETF - NAV	-3.34%
S&P 500® Total Return Index	9.18%

Performance Inception Date	Apr. 13, 2026
Net Assets	$ 602,173
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$602,173
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/13/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged CRWV ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	93.08%
Put CWVX July 21.92 07/06/2026	3.76%

Sector Breakdown

Sector	% of Total Investments
Government	93.08%
Purchased Options	3.76%
Broker Cash	3.16%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST MU ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST MU ETF
Class Name	GraniteShares YieldBOOST MU ETF
Trading Symbol	MUYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$26.23

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 14.73% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 26.23
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of April 13, 2026 to June 30, 2026, the Fund had a 17.32% return. Over the same period the Benchmark had a return of 9.18%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (4/13/2026)
GraniteShares YieldBOOST MU ETF - NAV	17.32%
S&P 500® Total Return Index	9.18%

Performance Inception Date	Apr. 13, 2026
Net Assets	$ 17,594,585
Holdings Count | Integer	7
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$17,594,585
Total Number of Holdings	7
Portfolio Turnover Rate	0%
Inception Date	4/13/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged MU ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	82.18%
Put MULL July 32.71 07/06/2026	3.35%
Put MULL July 37.1012 07/01/2026	0.60%
Put MULL July 31.73 07/02/2026	0.53%
Put MULL July 33.14 07/06/2026	0.52%
Put MULL July 28.0844 07/01/2026	0.02%

Sector Breakdown

Sector	% of Total Investments
Government	82.18%
Broker Cash	12.80%
Purchased Options	5.02%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST TSM ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST TSM ETF
Class Name	GraniteShares YieldBOOST TSM ETF
Trading Symbol	TMYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$26.43

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 16.10% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 26.43
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of April 13, 2026 to June 30, 2026, the Fund had a 17.03% return. Over the same period the Benchmark had a return of 9.18%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (4/13/2026)
GraniteShares YieldBOOST TSM ETF - NAV	17.03%
S&P 500® Total Return Index	9.18%

Performance Inception Date	Apr. 13, 2026
Net Assets	$ 1,000,367
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$1,000,367
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/13/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSM ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	71.06%
Put TSMU July 75.48 07/06/2026	1.13%

Sector Breakdown

Sector	% of Total Investments
Government	71.06%
Broker Cash	27.81%
Purchased Options	1.13%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST CRCL ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST CRCL ETF
Class Name	GraniteShares YieldBOOST CRCL ETF
Trading Symbol	CRY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$19.32

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -7.52% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 19.32
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of April 27, 2026 to June 30, 2026, the Fund had a -7.69% return. Over the same period the Benchmark had a return of 4.78%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (4/27/2026)
GraniteShares YieldBOOST CRCL ETF - NAV	-7.69%
S&P 500® Total Return Index	4.78%

Performance Inception Date	Apr. 27, 2026
Net Assets	$ 977,559
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$977,559
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/27/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged CRCL ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	58.70%
Put CRCA July 17.72 07/06/2026	41.30%

Sector Breakdown

Sector	% of Total Investments
Government	58.70%
Purchased Options	41.30%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Ether ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Ether ETF
Class Name	GraniteShares YieldBOOST Ether ETF
Trading Symbol	XEY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$18.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -12.72% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 18.79
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of April 27, 2026 to June 30, 2026, the Fund had a -12.72% return. Over the same period the Benchmark had a return of 4.78%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (4/27/2026)
GraniteShares YieldBOOST Ether ETF - NAV	-12.72%
S&P 500® Total Return Index	4.78%

Performance Inception Date	Apr. 27, 2026
Net Assets	$ 593,234
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$593,234
Total Number of Holdings	2
Portfolio Turnover Rate	0%
Inception Date	4/27/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged Ether ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	94.37%
Put ETHU July 10.87 07/06/2026	5.63%

Sector Breakdown

Sector	% of Total Investments
Government	94.37%
Purchased Options	5.63%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Biotech ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Biotech ETF
Class Name	GraniteShares YieldBOOST Biotech ETF
Trading Symbol	BIOY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.18%
Cost of a $10,000 Investment	$18.50

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 1.29% and an expense ratio of 1.18%.

Expenses Paid, Amount	$ 18.50
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 04, 2026 to June 30, 2026, the Fund had a 1.35% return. Over the same period the Benchmark had a return of 4.37%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/4/2026)
GraniteShares YieldBOOST Biotech ETF - NAV	1.35%
GraniteShares YieldBOOST Biotech ETF - Market	1.53%
S&P 500® Total Return Index	4.37%

Performance Inception Date	May 04, 2026
Net Assets	$ 693,232
Holdings Count | Integer	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$693,232
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the S&P Biotechnology Select Industry Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	88.86%
Put LABU July 262.51 07/06/2026	2.42%

Sector Breakdown

Sector	% of Total Investments
Government	88.86%
Broker Cash	8.72%
Purchased Options	2.42%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Financials ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Financials ETF
Class Name	GraniteShares YieldBOOST Financials ETF
Trading Symbol	FINY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.14%
Cost of a $10,000 Investment	$18.22

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 4.96% and an expense ratio of 1.14%.

Expenses Paid, Amount	$ 18.22
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 04, 2026 to June 30, 2026, the Fund had a 4.94% return. Over the same period the Benchmark had a return of 4.37%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

Since Inception 5/4/2026
GraniteShares YieldBOOST Financials ETF - NAV	4.94%
GraniteShares YieldBOOST Financials ETF - Market	5.19%
S&P 500® Total Return Index	4.37%

Performance Inception Date	May 04, 2026
Net Assets	$ 757,001
Holdings Count | Integer	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$757,001
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Financial Sector Select Sector Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Net Assets
United States Treasury Bill	90.63%
Put FAS July 133.31 07/06/2026	0.38%

Sector Breakdown

Sector	% of Net Assets
Government	90.63%
Broker Cash	8.99%
Purchased Options	0.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Technology ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Technology ETF
Class Name	GraniteShares YieldBOOST Technology ETF
Trading Symbol	TECY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.22%
Cost of a $10,000 Investment	$18.79

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -1.95% and an expense ratio of 1.22%.

Expenses Paid, Amount	$ 18.79
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 04, 2026 to June 30, 2026, the Fund had a -1.33% return. Over the same period the Benchmark had a return of 4.37%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/4/2026)
GraniteShares YieldBOOST Technology ETF - NAV	-1.33%
GraniteShares YieldBOOST Technology ETF - Market	-1.11%
S&P 500® Total Return Index	4.37%

Performance Inception Date	May 04, 2026
Net Assets	$ 685,111
Holdings Count | Integer	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$685,111
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Technology Sector Select Sector Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Net Assets
United States Treasury Bill	98.60%
Put TECL July 192.43 07/06/2026	1.40%

Sector Breakdown

Sector	% of Net Assets
Government	98.60%
Purchased Options	1.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST 20Y+ Treasuries ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST 20Y+ Treasuries ETF
Class Name	GraniteShares YieldBOOST 20Y+ Treasuries ETF
Trading Symbol	FIYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.16%
Cost of a $10,000 Investment	$17.87

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -1.54% and an expense ratio of 1.16%.

Expenses Paid, Amount	$ 17.87
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 04, 2026 to June 30, 2026, the Fund had a -1.39% return. Over the same period the Benchmark had a return of 4.37%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

Since Inception 5/4/2026
GraniteShares YieldBOOST 20Y+ Treasuries ETF - NAV	-1.39%
GraniteShares YieldBOOST 20Y+ Treasuries ETF - Market	-1.19%
S&P 500® Total Return Index	4.37%

Performance Inception Date	May 04, 2026
Net Assets	$ 732,301
Holdings Count | Integer	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$732,301
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/4/2026

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the ICE U.S. Treasury 20+ Year Bond Index and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings

As of June 30, 2026

Holding	% of Net Assets
United States Treasury Bill	96.92%
Put TMF July 33.08 07/06/2026	0.10%

Sector Breakdown

Sector	% of Net Assets
Government	96.92%
Broker Cash	2.98%
Purchased Options	0.10%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST Single Stock Universe ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Single Stock Universe ETF
Class Name	GraniteShares YieldBOOST Single Stock Universe ETF
Trading Symbol	YBST
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.50%
Cost of a $10,000 Investment	$23.98

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -21.76% and an expense ratio of 0.50%.

Expenses Paid, Amount	$ 23.98
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of December 15, 2025 to June 30, 2026, the Fund had a -21.22% return. Over the same period the Benchmark had a return of 10.72%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (12/15/2025)
GraniteShares YieldBOOST Single Stock Universe ETF - NAV	-21.22%
S&P 500® Total Return Index	10.72%

Performance Inception Date	Dec. 15, 2025
Net Assets	$ 1,792,419
Holdings Count | Integer	21
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$1,792,419
Total Number of Holdings	21
Portfolio Turnover Rate	43%
Inception Date	12/15/2025

Holdings [Text Block]

What does the Fund invest in?

The fund invests in hight-yielding YieldBoost ETFs within the GraniteShares ecosystem

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GraniteShares YieldBOOST QBTS ETF	4.82%
GraniteShares YieldBOOST RGTI ETF	4.80%
GraniteShares YieldBOOST TSM ETF	4.79%
GraniteShares YieldBOOST RIOT ETF	4.78%
GraniteShares YieldBOOST MU ETF	4.78%
GraniteShares YieldBOOST MARA ETF	4.77%
GraniteShares YieldBOOST COIN ETF	4.77%
GraniteShares YieldBOOST MSTR ETF	4.76%
GraniteShares YieldBOOST IONQ ETF	4.76%
GraniteShares YieldBOOST CRCL ETF	4.76%

Sector Breakdown

Sector	% of Total Investments
Exchange Traded Funds	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares YieldBOOST TopYielders ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST TopYielders ETF
Class Name	GraniteShares YieldBOOST TopYielders ETF
Trading Symbol	YBTY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	0.50%
Cost of a $10,000 Investment	$23.53

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -25.21% and an expense ratio of 0.50%.

Expenses Paid, Amount	$ 23.53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of December 15, 2025 to June 30, 2026, the Fund had a -24.32% return. Over the same period the Benchmark had a return of 10.72%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (12/15/2025)
GraniteShares YieldBOOST TopYielders ETF - NAV	-24.32%
S&P 500® Total Return Index	10.72%

Performance Inception Date	Dec. 15, 2025
Net Assets	$ 2,516,167
Holdings Count | Integer	8
Investment Company, Portfolio Turnover	98.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$2,516,167
Total Number of Holdings	8
Portfolio Turnover Rate	98%
Inception Date	12/15/2025

Holdings [Text Block]

What does the Fund invest in?

The fund invsets in YieldBoost ETFs selected on factors including implied volatility, upcoming issuer events, and option-market characteristics of the underlying stocks

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
GraniteShares YieldBOOST QBTS ETF	12.62%
GraniteShares YieldBOOST RGTI ETF	12.58%
GraniteShares YieldBOOST RIOT ETF	12.52%
GraniteShares YieldBOOST MU ETF	12.51%
GraniteShares YieldBOOST COIN ETF	12.50%
GraniteShares YieldBOOST IONQ ETF	12.47%
GraniteShares YieldBOOST HOOD ETF	12.41%
GraniteShares YieldBOOST SMCI ETF	12.39%

Sector Breakdown

Sector	% of Total Investments
Exchange Traded Funds	100.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable NVDA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable NVDA ETF
Class Name	GraniteShares Autocallable NVDA ETF
Trading Symbol	ANV
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$48.15

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 7.21% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 48.15
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of February 02, 2026 to June 30, 2026, the Fund had a 6.30% return. Over the same period the Benchmark had a return of 8.05%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (2/2/2026)
GraniteShares Autocallable NVDA ETF - NAV	6.30%
S&P 500® Total Return Index	8.05%

Performance Inception Date	Feb. 02, 2026
Net Assets	$ 2,513,459
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$2,513,459
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	2/2/2026

Holdings [Text Block]

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable NVDA TRS 70% Knock-In	15.45%
Autocallable NVDA TRS 65% Knock-In	15.42%
Autocallable NVDA TRS 60% Knock-In	15.40%
Autocallable NVDA TRS 55% Knock-In	15.39%
Autocallable NVDA TRS 50% Knock-In	15.38%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	77.04%
Broker Cash	22.96%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable TSLA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable TSLA ETF
Class Name	GraniteShares Autocallable TSLA ETF
Trading Symbol	TLA
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$48.05

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 6.77% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 48.05
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of February 02, 2026 to June 30, 2026, the Fund had a 6.60% return. Over the same period the Benchmark had a return of 8.05%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (2/2/2026)
GraniteShares Autocallable TSLA ETF - NAV	6.60%
S&P 500® Total Return Index	8.05%

Performance Inception Date	Feb. 02, 2026
Net Assets	$ 2,248,565
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$2,248,565
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	2/2/2026

Holdings [Text Block]

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Recv Tsla Auto Trs Nm5	15.50%
Recv Tsla Auto Trs Nm4	15.47%
Recv Tsla Auto Trs Nm3	15.45%
Recv Tsla Auto Trs Nm2	15.44%
Recv Tsla Auto Trs Nm1	15.42%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	77.28%
Broker Cash	22.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable COIN ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable COIN ETF
Class Name	GraniteShares Autocallable COIN ETF
Trading Symbol	ATC
Security Exchange Name	NASDAQ
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$14.49

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -15.55% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 14.49
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 11, 2026, to June 30, 2026, the Fund had a -15.55% return. Over the same period the Benchmark had a return of 1.36%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (5/11/2026)
GraniteShares Autocallable COIN ETF – NAV	-15.55%
S&P 500® Total Return Index	1.36%

Performance Inception Date	May 11, 2026
Net Assets	$ 816,719
Holdings Count | Integer	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$ 816,719
Total Number of Holdings	6
Portfolio Turnover Rate	0%
Inception Date	5/11/2026

Holdings [Text Block]

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Government	40.35%
Autocallable COIN TRS	32.97%

Sector Breakdown

Sector	% of Total Investments
Government	40.35%
Total Return Swap	32.97%
Broker Cash	26.68%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable HOOD ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable HOOD ETF
Class Name	GraniteShares Autocallable HOOD ETF
Trading Symbol	AHD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$13.88

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of 5.99% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 13.88
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 18, 2026 to June 30, 2026, the Fund had a 5.58% return. Over the same period the Benchmark had a return of 1.46%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (5/18/2026)
GraniteShares Autocallable HOOD ETF - NAV	5.58%
S&P 500® Total Return Index	1.46%

Performance Inception Date	May 18, 2026
Net Assets	$ 1,031,469
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$1,031,469
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/18/2026

Holdings [Text Block]

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable HOOD TRS 70% Knock-In	16.30%
Autocallable HOOD TRS 65% Knock-In	16.28%
Autocallable HOOD TRS 60% Knock-In	16.21%
Autocallable HOOD TRS 55% Knock-In	16.18%
Autocallable HOOD TRS 50% Knock-In	16.12%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	81.09%
Broker Cash	18.91%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable PLTR ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable PLTR ETF
Class Name	GraniteShares Autocallable PLTR ETF
Trading Symbol	PLA
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$13.20

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -4.14% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 13.20
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 18, 2026 to June 30, 2026, the Fund had a -3.80% return. Over the same period the Benchmark had a return of 1.46%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (5/18/2026)
GraniteShares Autocallable PLTR ETF - NAV	-3.80%
S&P 500® Total Return Index	1.46%

Performance Inception Date	May 18, 2026
Net Assets	$ 2,128,865
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$2,128,865
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/18/2026

Holdings [Text Block]

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
Autocallable PLTR TRS 50% Knock-In	15.28%
Autocallable PLTR TRS 55% Knock-In	15.18%
Autocallable PLTR TRS 60% Knock-In	15.02%
Autocallable PLTR TRS 65% Knock-In	14.92%
Autocallable PLTR TRS 70% Knock-In	14.78%

Sector Breakdown

Sector	% of Total Investments
Total Return Swap	75.18%
Broker Cash	24.82%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable MARA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable MARA ETF
Class Name	GraniteShares Autocallable MARA ETF
Trading Symbol	MRA
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$10.94

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -0.53% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 10.94
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 26, 2026 to June 30, 2026, the Fund had a -0.09% return. Over the same period the Benchmark had a return of -0.14%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (5/26/2026)
GraniteShares Autocallable MARA ETF - NAV	-0.09%
S&P 500® Total Return Index	-0.14%

Performance Inception Date	May 26, 2026
Net Assets	$ 964,326
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$964,326
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/26/2026

Holdings [Text Block]	Top 10 Holdings As of June 30, 2026
Holding	% of Total Investments
Autocallable MARA TRS	67.60%
  Sector Breakdown
Sector	% of Total Investments
Total Return Swap	67.60%
Broker Cash	32.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable SMCI ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable SMCI ETF
Class Name	GraniteShares Autocallable SMCI ETF
Trading Symbol	SCA
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.15%
Cost of a $10,000 Investment	$10.32

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -11.81% and an expense ratio of 1.15%.

Expenses Paid, Amount	$ 10.32
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 26, 2026 to June 30, 2026, the Fund had a -10.81% return. Over the same period the Benchmark had a return of -0.14%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]	Average Annual Total Returns As of June 30, 2026
Since Inception (5/26/2026)
GraniteShares Autocallable SMCI ETF - NAV	-10.81%
S&P 500® Total Return Index	-0.14%

Performance Inception Date	May 26, 2026
Net Assets	$ 864,965
Holdings Count | Integer	5
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$864,965
Total Number of Holdings	5
Portfolio Turnover Rate	0%
Inception Date	5/26/2026

Holdings [Text Block]	Top 10 Holdings As of June 30, 2026
Holding	% of Total Investments
Autocallable SMCI TRS	54.79%
  Sector Breakdown
Sector	% of Total Investments
Total Return Swap	54.79%
Broker Cash	45.21%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period
GraniteShares Autocallable MSTR ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Autocallable MSTR ETF
Class Name	GraniteShares Autocallable MSTR ETF
Trading Symbol	MSR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: infor@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

Expense Ratio (Actual)	1.81%
Cost of a $10,000 Investment	$18.75

Hypothetical example: The cost shown is the amount you would pay on a $10,000 investment, assuming a return of -47.47% and an expense ratio of 1.81%.

Expenses Paid, Amount	$ 18.75
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]	How did the fund perform since inception? During the period of May 11, 2026 to June 30, 2026, the Fund had a -48.06% return. Over the same period the Benchmark had a return of 1.36%.
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception.

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns

As of June 30, 2026

Since Inception (5/11/2026)
GraniteShares Autocallable MSTR ETF - NAV	-48.06%
GraniteShares Autocallable MSTR ETF - Market	-47.77%
S&P 500® Total Return Index	1.36%

Performance Inception Date	May 11, 2026
Net Assets	$ 374,955
Holdings Count | Integer	0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets	$374,955
Total Number of Holdings	—
Portfolio Turnover Rate	0%
Inception Date	5/11/2026

Holdings [Text Block]

Top 10 Holdings

As of June 30, 2026

Holding	% of Total Investments
United States Treasury Bill	64.81%
Autocallable MSTR TRS	12.14%

Sector Breakdown

Sector	% of Total Investments
Government	64.81%
Broker Cash	23.05%
Total Return Swap	12.14%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period